                                                                   American Life
                             SEPARATE ACCOUNT NO. 3
                               SEMI-ANNUAL REPORT

                                       &

                             SEMI-ANNUAL REPORTS OF

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

                     SCUDDER VARIABLE LIFE INVESTMENT FUND

                 AMERICAN CENTURY VP CAPITAL APPRECIATION FUND

                CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO

             FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
                            EQUITY-INCOME PORTFOLIO

                FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
                                    FUND II:
                    CONTRAFUND AND ASSET MANAGER PORTFOLIOS

                                 JUNE 30, 1997

   This report is not to be construed as an offering for sale of any Variable
                            Product. No offering is
  made except in conjunction with a prospectus which must precede or accompany this report.

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                            SEPARATE ACCOUNT NO. 3
                              SEMI-ANNUAL REPORT
                                 JUNE 30, 1997

Dear Policyholder:

  We are pleased to send you the 1997 Semi-Annual Report of American Life's Separate Account No. 3. This Account, which commenced operations in late 1994, is an investment vehicle for owners of our Variable Universal Life policies. Separate Account No. 3 consists of sixteen distinct funds. Each invests in shares of one of eight funds of Mutual of America Investment Corporation ("Investment Company"): the Money Market, All America, Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): The Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund (formerly TCI Growth) of American Century Variable Portfolios, Inc. ("American Century"); the Balanced Portfolio of Acacia Capital Corporation's Calvert Responsibly Invested Balanced Portfolios ("Calvert"), the Equity-Income Portfolio of Fidelity Investments Variable Insurance products Fund ("Fidelity VIP"); and the Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

  Each of the Funds of Separate Account No. 3 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the Funds of Separate Account No. 3 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

  The Separate Account funds invest in funds and portfolios which have the following investment objectives:

  THE INVESTMENT COMPANY MONEY MARKET FUND: This Fund seeks to obtain high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

  THE INVESTMENT COMPANY ALL AMERICA FUND: The investment objective for approximately 60% of the assets of this Fund (the "Indexed Assets") is to provide investment results that, to the extent practical, correspond to the performance of the Standard & Poor's 500 Composite Index. The Indexed Assets are invested in the same manner as the Equity Index Fund described below. The investment objective for the remaining approximately 40% of the assets (the "Active Assets") is to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of securities that may include common stocks, securities convertible into common stocks, bonds and money market instruments.

  THE INVESTMENT COMPANY EQUITY INDEX FUND: This Fund seeks to duplicate, as closely as possible, the investment performance of the Standard & Poor's 500 Composite Index ("S&P 500") by investing in approximately 500 publicly traded stocks that comprise the S&P 500 ("Standard & Poor's 500", "S&P" and "S&P 500" are trademarks of Standard & Poor's Corporation.)

  THE INVESTMENT COMPANY BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds.

  THE INVESTMENT COMPANY SHORT-TERM BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of one to three years.

  THE INVESTMENT COMPANY MID-TERM BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of three to seven years.

  THE INVESTMENT COMPANY COMPOSITE FUND: This Fund seeks a high total rate of return on investments, through both appreciation of capital and current income, through investments in a diversified portfolio of common stocks, bonds and money market instruments.

                                       I

  THE INVESTMENT COMPANY AGGRESSIVE EQUITY FUND: The investment objective for approximately half of the assets of the Fund is to achieve capital appreciation by investing in companies believed to possess above-average growth potential. Growth can be in the areas of earnings or gross sales which can be measured in either dollars or in unit volume. The investment objective for the other half of the assets of the Fund is to achieve capital appreciation by investing in companies believed to possess valuable assets or whose securities are undervalued in the marketplace in relation to factors such as a company's assets, earnings or growth potential.

  THE SCUDDER BOND PORTFOLIO: This Portfolio seeks a high level of income consistent with a high quality portfolio of debt securities.

  THE SCUDDER CAPITAL GROWTH PORTFOLIO: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests in marketable securities, principally common stocks, and consistent with its objective, may invest in preferred stocks and short-term debt instruments.

  THE SCUDDER INTERNATIONAL PORTFOLIO: This Portfolio seeks long-term capital growth through investing primarily in diversified holdings of marketable foreign equity investments in companies, wherever organized, that do business primarily outside the United States and which are listed on foreign exchanges.

  VP CAPITAL APPRECIATION FUND: This Fund seeks capital growth over time by investing primarily in common stocks (including securities convertible into common stocks and, at times, well-established foreign stocks) of growth companies across all capitalization ranges that are considered by management to have better-than-average prospects for appreciation. Prior to May 1, 1997, this Fund was known as TCI Growth Fund.

  THE CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO: This Portfolio seeks a total return above the rate of inflation through an actively managed portfolio of stocks, bonds and money market instruments selected with a concern for the social impact of each investment.

  THE FIDELITY VIP EQUITY-INCOME PORTFOLIO: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities while also considering the potential for capital appreciation. Secondarily, the Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500.

  THE FIDELITY VIP II CONTRAFUND PORTFOLIO: This Portfolio seeks long-term capital appreciation by investing primarily in a broad variety of common stocks using both growth-oriented and contrarian disciplines.

  THE FIDELITY VIP II ASSET MANAGER PORTFOLIO: This Portfolio seeks high long-term return with reduced risk by using a broadly diversified mix of stocks, bonds and short-term fixed-income investments.

                                      II

  For the six months ended June 30, 1997, the following total returns were experienced in these sixteen Separate Account funds:

      Investment Company Money Market Fund(1)............................ + 1.5%
      Investment Company All America Fund................................ +15.7%
      Investment Company Equity Index Fund............................... +19.2%
      Investment Company Bond Fund....................................... + 1.7%
      Investment Company Short-Term Bond Fund............................ + 1.7%
      Investment Company Mid-Term Bond Fund.............................. + 1.7%
      Investment Company Composite Fund.................................. + 6.1%
      Investment Company Aggressive Equity Fund.......................... +12.0%
      Scudder Bond Fund.................................................. + 1.9%
      Scudder Capital Growth Fund........................................ +22.6%
      Scudder International Fund......................................... +12.8%
      American Century VP Capital Appreciation Fund...................... - 4.4%
      Calvert Responsibly Invested Balanced Fund......................... + 9.3%
      Fidelity VIP Equity-Income Fund.................................... +15.2%
      Fidelity VIP II Contrafund......................................... +10.4%
      Fidelity VIP II Asset Manager Fund................................. +10.0%

     -------
     (1) The current seven-day net annualized yield as of 8/19/97 was 3.25% and is not necessarily indicative of future actual yields.

  Total return is equal to the changes in the value of a unit of participation in a fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all policyholders) based upon a hypothetical $1,000 invested at the beginning of the period. These returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

  This report includes financial statements for each fund of Separate Account No. 3. Following this report are the financial statements for each similarly named fund of the Investment Company, portfolios of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and VIP II.

  I hope you will find this report helpful and informative.

                                      Sincerely,

                                      /s/ Manfred Altstadt

                                      Manfred Altstadt
                                      Senior Executive Vice President and
                                      Chief Financial Officer, The American
                                      Life Insurance Company of New York

                                      III

                                    CONTENTS

                                                                          PAGE
                                                                          ----
SEMI-ANNUAL REPORT OF AMERICAN LIFE SEPARATE ACCOUNT NO. 3...............    I
 Statement of Assets and Liabilities.....................................   VI
 Statement of Operations................................................. VIII
 Statements of Changes in Net Assets.....................................    X
 Notes to Financial Statements........................................... XIII
SEMI-ANNUAL REPORT OF MUTUAL OF AMERICA INVESTMENT CORPORATION...........    1
 President's Message.....................................................    1
 Portfolio Management Discussions........................................    2
 Portfolio of Investments in Securities:
   Money Market Fund.....................................................    9
   All America Fund......................................................   10
   Equity Index Fund.....................................................   19
   Bond Fund.............................................................   25
   Short-Term Bond Fund..................................................   28
   Mid-Term Bond Fund....................................................   30
   Composite Fund........................................................   32
   Aggressive Equity Fund................................................   37
 Statement of Assets and Liabilities.....................................   44
 Statement of Operations.................................................   45
 Statements of Changes in Net Assets.....................................   46
 Financial Highlights....................................................   48
 Notes to Financial Statements...........................................   54
SEMI-ANNUAL REPORT OF SCUDDER VARIABLE LIFE INVESTMENT FUND
SEMI-ANNUAL REPORT OF VP CAPITAL APPRECIATION FUND OF AMERICAN CENTURY
 VARIABLE PORTFOLIOS, INC.
SEMI-ANNUAL REPORT OF CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO OF
 ACACIA CAPITAL CORPORATION
SEMI-ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
 FUND: EQUITY-INCOME PORTFOLIO
SEMI-ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
 FUND II: CONTRAFUND PORTFOLIO
SEMI-ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
 FUND II: ASSET MANAGER PORTFOLIO

                                       IV

                      [This page intentionally left blank]

                                       V

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1997 (UNAUDITED)



                                              INVESTMENT COMPANY
                                 ---------------------------------------------
                                 MONEY MARKET ALL AMERICA EQUITY INDEX  BOND
                                     FUND        FUND         FUND      FUND
                                 ------------ ----------- ------------ -------
Assets:
Investments in Mutual of
 America Investment Corporation
 at market value
 (Cost:
 Money Market Fund -- $2,094
 All America Fund -- $337,735
 Equity Index Fund -- $109,675
 Bond Fund -- $22,214)
 (Notes 1 and 2)...............     $2,101     $398,562     $121,565   $22,168
Due From (To) General Account..       (209)     (22,927)      (2,140)   (6,154)
                                    ------     --------     --------   -------
Net Assets.....................     $1,892     $375,635     $119,425   $16,014
                                    ======     ========     ========   =======
Unit Value at June 30, 1997
 (Note 5)......................     $ 1.91     $   6.27     $   2.06   $  2.81
                                    ======     ========     ========   =======
Number of Units Outstanding at
 June 30, 1997 (Note 5)........        990       59,903       58,085     5,701
                                    ======     ========     ========   =======

                                                                                     INVESTMENT COMPANY
                                                                 -------------------------------------------------------
                                                                 SHORT-TERM      MID- TERM  COMPOSITE  AGGRESSIVE EQUITY
                                                                 BOND FUND       BOND FUND    FUND           FUND
                                                                 ----------      ---------  ---------  -----------------
Assets:
Investments in Mutual of America Investment Corporation at
  market value
  (Cost:
  Short-Term Bond Fund --     $1,918
  Mid-Term Bond Fund --       $1,777
  Composite Fund --         $254,957
  Aggressive Equity Fund -- $135,698)
(Notes 1 and 2)..............................................      $1,945         $1,739     $260,935       $143,297
Due From (To) General Account................................        (351)          (562)     (55,148)         7,987
                                                                   ------         ------     --------       --------
Net Assets...................................................      $1,594         $1,177     $205,787       $151,284
                                                                   ======         ======     ========       ========
Unit Value at June 30, 1997 (Note 5).........................      $ 1.16         $ 1.21     $   4.00       $   2.02
                                                                   ======         ======     ========       ========
Number of Units Outstanding at June 30, 1997 (Note 5)........       1,370            969       51,476         74,779
                                                                   ======         ======     ========       ========


   The accompanying notes are an integral part of these financial statements.

                                       VI

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1997 (UNAUDITED)

                                                                                              AMERICAN
                                                                      SCUDDER                 CENTURY      CALVERT
                                                                -------------------------------- ------------ -----------
                                                                         CAPITAL                  VP CAPITAL  RESPONSIBLY
                                                                 BOND     GROWTH   INTERNATIONAL APPRECIATION  INVESTED
                                                                 FUND      FUND        FUND          FUND        FUND
                                                                -------  --------  ------------- ------------ -----------
Assets:
Investments in Scudder Portfolios,
 American Century VP Capital
 Appreciation Fund and Calvert
 Responsibly Invested Portfolio at
 market value
 (Cost:
 Scudder Bond Fund --                  $5,361
 Scudder Capital Growth Fund --      $238,181

 Scudder International Fund --       $105,389

 American Century VP Capital
  Appreciation Fund --                $83,328
 Calvert Responsibly Invested Fund -- $19,757)
 (Notes 1 and 2).............................................   $ 4,863  $248,569    $ 96,434      $73,855      $18,193
Due From (To) General Account................................    (1,413)  (11,244)     16,657       (2,015)      (2,492)
                                                                -------  --------    --------      -------      -------
Net Assets...................................................   $ 3,450  $237,325    $113,091      $71,840      $15,701
                                                                =======  ========    ========      =======      =======
Unit Value at June 30, 1997 (Note 5).........................   $ 11.76  $  27.25    $  15.23      $ 11.07      $  2.45
                                                                =======  ========    ========      =======      =======
Number of Units Outstanding at June 30, 1997 (Note 5)........       293     8,710       7,427        6,488        6,404
                                                                =======  ========    ========      =======      =======

                                                         FIDELITY
                                           ------------------------------------
                                                VIP       VIP II     VIP II
                                           EQUITY-INCOME  CONTRA  ASSET MANAGER
                                               FUND        FUND       FUND
                                           ------------- -------- -------------
Assets:
Investments in Fidelity Portfolios at
 market value
 (Cost:
 VIP Equity-Income Fund --   $122,712
 VIP II Contra Fund --       $184,034
 VIP II Asset Manager Fund -- $79,749

 (Notes 1 and 2).........................    $105,924    $170,828    $72,715
Due From (To) General Account............      (3,515)      8,919     (2,735)
                                             --------    --------    -------
Net Assets...............................    $102,409    $179,747    $69,980
                                             ========    ========    =======
Unit Value at June 30, 1997 (Note 5).....    $  25.38    $  18.41    $ 19.60
                                             ========    ========    =======
Number of Units Outstanding at June 30,
 1997 (Note 5)...........................       4,035       9,763      3,571
                                             ========    ========    =======


   The accompanying notes are an integral part of these financial statements.

                                      VII

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                              INVESTMENT COMPANY
                                  -------------------------------------------
                                  MONEY MARKET ALL AMERICA EQUITY INDEX BOND
                                      FUND        FUND         FUND     FUND
                                  ------------ ----------- ------------ -----
Investment Income and Expenses:
Income (Notes 1 and 4):
 Dividends.......................     $--        $   --      $   --     $ --
                                      ----       -------     -------    -----
 Total income....................      --            --          --       --
                                      ----       -------     -------    -----
Expenses (Note 3):
 Fees and Administrative Ex-
  penses.........................        9         1,864         534      105
                                      ----       -------     -------    -----
Total Expenses...................        9         1,864         534      105
                                      ----       -------     -------    -----
Net Investment Income (Loss).....       (9)       (1,864)       (534)    (105)
                                      ----       -------     -------    -----
Net Realized and Unrealized Gain
 (Loss) on Investments (Note 1):
 Net realized gain (loss) on in-
  vestments......................      (10)        1,496          59     (113)
 Net unrealized appreciation (de-
  preciation) of investments.....       50        50,287      16,401      685
                                      ----       -------     -------    -----
Net Realized and Unrealized Gain
 (Loss) on Investments...........       40        51,783      16,460      572
                                      ----       -------     -------    -----
Net Increase (Decrease) in Net
 Assets Resulting From
 Operations......................     $ 31       $49,919     $15,926    $ 467
                                      ====       =======     =======    =====

                                              INVESTMENT COMPANY
                               ------------------------------------------------
                               SHORT-TERM MID-TERM  COMPOSITE AGGRESSIVE EQUITY
                               BOND FUND  BOND FUND   FUND          FUND
                               ---------- --------- --------- -----------------
Investment Income and Ex-
 penses:
Income (Notes 1 and 4):
 Dividends...................     $--       $--      $   --        $   --
                                  ----      ----     -------       -------
 Total income................      --        --          --            --
                                  ----      ----     -------       -------
Expenses (Note 3):
 Fees and Administrative Ex-
  penses.....................        9         8       1,198           658
                                  ----      ----     -------       -------
Total Expenses...............        9         8       1,198           658
                                  ----      ----     -------       -------
Net Investment Income (Loss).       (9)       (8)     (1,198)         (658)
                                  ----      ----     -------       -------
Net Realized and Unrealized
 Gain (Loss) on Investments
 (Note 1):
 Net realized gain (loss) on
  investments................       (1)      (58)       (536)         (163)
 Net unrealized appreciation
  (depreciation) of invest-
  ments......................       64        97      16,406        15,244
                                  ----      ----     -------       -------
Net Realized and Unrealized
 Gain (Loss) on Investments..       63        39      15,870        15,081
                                  ----      ----     -------       -------
Net Increase (Decrease) in
 Net Assets Resulting From
 Operations..................     $ 54      $ 31     $14,672       $14,423
                                  ====      ====     =======       =======


   The accompanying notes are an integral part of these financial statements.

                                      VIII

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                   SCUDDER           AMERICAN CENTURY   CALVERT
                          -------------------------- ---------------- -----------
                               CAPITAL                  VP CAPITAL    RESPONSIBLY
                          BOND GROWTH  INTERNATIONAL   APPRECIATION    INVESTED
                          FUND  FUND       FUND            FUND          FUND
                          ---- ------- ------------- ---------------- -----------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............  $108 $11,141    $1,533         $ 1,480        $  --
                          ---- -------    ------         -------        ------
 Total income...........   108  11,141     1,533           1,480           --
                          ---- -------    ------         -------        ------
Expenses (Note 3):
 Fees and Administrative
  Expenses..............    20   1,038       437             351            71
                          ---- -------    ------         -------        ------
Total Expenses..........    20   1,038       437             351            71
                          ---- -------    ------         -------        ------
Net Investment Income
 (Loss).................    88  10,103     1,096           1,129           (71)
                          ---- -------    ------         -------        ------
Net Realized and
 Unrealized Gain (Loss)
 on Investments
 (Note 1):
 Net realized gain(loss)
  on investments........   --    2,437       173          (1,260)          503
 Net unrealized appreci-
  ation (depreciation)
  of investments........     6  25,925     8,698          (2,315)          912
                          ---- -------    ------         -------        ------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........     6  28,362     8,871          (3,575)        1,415
                          ---- -------    ------         -------        ------
Net Increase (Decrease)
 in Net Assets Resulting

From Operations.........  $ 94 $38,465    $9,967         $(2,446)       $1,344
                          ==== =======    ======         =======        ======

                                                         FIDELITY
                                            -----------------------------------
                                                 VIP      VIP II     VIP II
                                            EQUITY-INCOME CONTRA  ASSET MANAGER
                                                FUND       FUND       FUND
                                            ------------- ------- -------------
Investment Income and Expenses:
Income (Notes 1 and 4):
 Dividends.................................    $ 6,675    $ 3,702    $ 6,181
                                               -------    -------    -------
 Total income..............................      6,675      3,702      6,181
                                               -------    -------    -------
Expenses (Note 3):
 Fees and Administrative Expenses..........        471        824        333
                                               -------    -------    -------
Total Expenses.............................        471        824        333
                                               -------    -------    -------
Net Investment Income (Loss)...............      6,204      2,878      5,848
                                               -------    -------    -------
Net Realized and Unrealized Gain (Loss) on
 Investments (Note 1):
 Net realized gain (loss) on investments...      3,289      1,675      1,636
 Net unrealized appreciation (depreciation)
  of investments...........................      2,632     10,985     (1,807)
                                               -------    -------    -------
Net Realized and Unrealized Gain (Loss) on
 Investments...............................      5,921     12,660       (171)
                                               -------    -------    -------
Net Increase (Decrease) in Net Assets Re-
 sulting From Operations...................    $12,125    $15,538    $ 5,677
                                               =======    =======    =======


   The accompanying notes are an integral part of these financial statements.

                                       IX

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                      INVESTMENT COMPANY
                         -----------------------------------------------------------------------------
                             MONEY MARKET FUND         ALL AMERICA FUND          EQUITY INDEX FUND
                         ------------------------- ------------------------- -------------------------
                         FOR THE SIX               FOR THE SIX               FOR THE SIX
                         MONTHS ENDED   FOR THE    MONTHS ENDED   FOR THE    MONTHS ENDED   FOR THE
                           JUNE 30,    YEAR ENDED    JUNE 30,    YEAR ENDED    JUNE 30,    YEAR ENDED
                             1997     DECEMBER 31,     1997     DECEMBER 31,     1997     DECEMBER 31,
                         (UNAUDITED)      1996     (UNAUDITED)      1996     (UNAUDITED)      1996
                         ------------ ------------ ------------ ------------ ------------ ------------
Increase (Decrease)
 in Net Assets:
From Operations:
 Net investment income
  (loss)................    $  (9)       $   42      $ (1,864)    $ 10,078     $   (534)    $ 1,429
 Net realized gain
  (loss) on investments.       (10)           8         1,496        3,857           59       4,782
 Net unrealized
  appreciation
  (depreciation) of
  investments...........        50          (40)       50,287        9,747       16,401      (4,621)
                            ------       ------      --------     --------     --------     -------
Net increase (Decrease)
 in net assets
 resulting from opera-
 tions..................        31           10        49,919       23,682       15,926       1,590
                            ------       ------      --------     --------     --------     -------
From Unit Transactions:
 Contributions..........     2,441        1,812        94,182      141,486       52,101      25,410
 Withdrawals............       (18)         --         (6,016)      (1,292)      (1,669)        (79)
 Net Transfers..........    (1,390)      (1,039)       22,239        7,080        7,070      12,758
                            ------       ------      --------     --------     --------     -------
Net increase (Decrease)
 from unit
 transactions...........     1,033          773       110,405      147,274       57,502      38,089
                            ------       ------      --------     --------     --------     -------
Net Increase (Decrease)
 in
 Net Assets.............     1,064          783       160,324      170,956       73,428      39,679
Net Assets
Beginning of Period
 /Year..................       828           45       215,311       44,355       45,997       6,318
                            ------       ------      --------     --------     --------     -------
End of Period /Year.....    $1,892       $  828      $375,635     $215,311     $119,425     $45,997
                            ======       ======      ========     ========     ========     =======

                                                      INVESTMENT COMPANY
                         -----------------------------------------------------------------------------
                                 BOND FUND           SHORT-TERM BOND FUND       MID-TERM BOND FUND
                         ------------------------- ------------------------- -------------------------
                         FOR THE SIX               FOR THE SIX               FOR THE SIX
                         MONTHS ENDED   FOR THE    MONTHS ENDED   FOR THE    MONTHS ENDED   FOR THE
                           JUNE 30,    YEAR ENDED    JUNE 30,    YEAR ENDED    JUNE 30,    YEAR ENDED
                             1997     DECEMBER 31,     1997     DECEMBER 31,     1997     DECEMBER 31,
                         (UNAUDITED)      1996     (UNAUDITED)      1996     (UNAUDITED)      1996
                         ------------ ------------ ------------ ------------ ------------ ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................   $  (105)      $  815       $   (9)      $   36       $   (8)      $  146
 Net realized gain
  (loss) on investments.      (113)         160           (1)           6          (58)          11
 Net unrealized
  appreciation
  (depreciation) of
  investments...........       685         (688)          64          (20)          97         (133)
                           -------       ------       ------       ------       ------       ------
Net increase (Decrease)
 in net assets
 resulting from opera-
 tions..................       467          287           54           22           31           24
                           -------       ------       ------       ------       ------       ------
From Unit Transactions:
 Contributions..........    13,911       16,685          671          836        1,842        1,878
 Withdrawals............      (853)         (36)         (43)         --           --           --
 Net Transfers..........    (6,412)      (9,398)        (122)        (156)      (1,242)      (1,388)
                           -------       ------       ------       ------       ------       ------
Net increase (Decrease)
 from unit
 transactions...........     6,646        7,251          506          680          600          490
                           -------       ------       ------       ------       ------       ------
Net Increase (Decrease)
in Net Assets...........     7,113        7,538          560          702          631          514
Net Assets
Beginning of Period
 /Year..................     8,901        1,363        1,034          332          546           32
                           -------       ------       ------       ------       ------       ------
End of Period /Year.....   $16,014       $8,901       $1,594       $1,034       $1,177       $  546
                           =======       ======       ======       ======       ======       ======

   The accompanying notes are an integral part of these financial statements.


                                       X

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS

                                            INVESTMENT COMPANY
                           -----------------------------------------------------
                                 COMPOSITE FUND         AGGRESSIVE EQUITY FUND
                           -------------------------- --------------------------
                            FOR THE SIX    FOR THE     FOR THE SIX    FOR THE
                           MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED
                           JUNE 30, 1997 DECEMBER 31, JUNE 30, 1997 DECEMBER 31,
                            (UNAUDITED)      1996      (UNAUDITED)      1996
                           ------------- ------------ ------------- ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss).................    $ (1,198)     $ 18,378     $   (658)     $10,358
 Net realized gain (loss)
  on investments.........        (536)        1,028         (163)       4,488
 Net unrealized
  appreciation
  (depreciation) of
  investments............      16,406       (10,231)      15,244       (7,427)
                             --------      --------     --------      -------
Net Increase (Decrease)
 in net assets resulting
 from operations.........      14,672         9,175       14,423        7,419
                             --------      --------     --------      -------
From Unit Transactions:
 Contributions...........      54,288       102,419       67,852       51,635
 Withdrawals.............      (2,886)         (815)      (2,442)        (402)
 Net Transfers...........      38,230       (18,407)     (13,029)       8,080
                             --------      --------     --------      -------
Net Increase (Decrease)
 from unit transactions..      89,632        83,197       52,381       59,313
                             --------      --------     --------      -------
Net Increase (Decrease)
 in Net Assets...........     104,304        92,372       66,804       66,732
Net Assets:
Beginning of Period/Year.     101,483         9,111       84,480       17,748
                             --------      --------     --------      -------
End of Period/Year.......    $205,787      $101,483     $151,284      $84,480
                             ========      ========     ========      =======

                                                              SCUDDER
                          -------------------------------------------------------------------------------
                                  BOND FUND            CAPITAL GROWTH FUND         INTERNATIONAL FUND
                          ------------------------- -------------------------- --------------------------
                          FOR THE SIX
                          MONTHS ENDED   FOR THE     FOR THE SIX    FOR THE     FOR THE SIX    FOR THE
                            JUNE 30,    YEAR ENDED  MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED
                              1997     DECEMBER 31, JUNE 30, 1997 DECEMBER 31, JUNE 30, 1997 DECEMBER 31,
                          (UNAUDITED)      1996      (UNAUDITED)      1996      (UNAUDITED)      1996
                          ------------ ------------ ------------- ------------ ------------- ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income..    $    88      $    55      $ 10,103      $  3,008     $  1,096      $  (284)
 Net realized gain
  (loss) on investments.         --          521         2,437        26,960          173       20,574
 Net unrealized
  appreciation
  (depreciation) on
  investments...........          6         (506)       25,925       (18,445)       8,698      (17,740)
                            -------      -------      --------      --------     --------      -------
Net Increase (Decrease)
 in net assets resulting
 from operations........         94           70        38,465        11,523        9,967        2,550
                            -------      -------      --------      --------     --------      -------
From Unit Transactions:
 Contributions..........      3,859        3,469        54,616        81,156       17,237       55,906
 Withdrawals............        (80)         (55)       (2,267)         (691)        (272)         (65)
 Net Transfers..........     (1,802)      (2,503)       34,475       (17,444)      16,417        2,880
                            -------      -------      --------      --------     --------      -------
Net Increase (Decrease)
 from unit transactions.      1,977          911        86,824        63,021       33,382       58,721
                            -------      -------      --------      --------     --------      -------
Net Increase (Decrease)
 in Net Assets..........      2,071          981       125,289        74,544       43,349       61,271
Net Assets:
Beginning of
 Period/Year............      1,379          398       112,036        37,492       69,742        8,471
                            -------      -------      --------      --------     --------      -------
End of Period/Year......    $ 3,450      $ 1,379      $237,325      $112,036     $113,091      $69,742
                            =======      =======      ========      ========     ========      =======

   The accompanying notes are an integral part of these financial statements.

                                       XI

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS

                                AMERICAN CENTURY               CALVERT
                            ------------------------- -------------------------
                             VP CAPITAL APPRECIATION
                                      FUND            RESPONSIBLY INVESTED FUND
                            ------------------------- -------------------------
                            FOR THE SIX               FOR THE SIX
                            MONTHS ENDED   FOR THE    MONTHS ENDED   FOR THE
                                JUNE      YEAR ENDED    JUNE 30,    YEAR ENDED
                              30, 1997   DECEMBER 31,     1997     DECEMBER 31,
                            (UNAUDITED)      1996      (UNAUDITED)     1996
                            ------------ ------------ ------------ ------------
Increase (Decrease) in Net
 Assets:
From Operations:
 Net investment income.....   $ 1,129      $ 5,195      $   (71)      $  518
 Net realized gain (loss)
  on investments...........    (1,260)        (819)         503        2,111
 Net unrealized apprecia-
  tion (depreciation) of
  investments..............    (2,315)      (7,075)         912       (2,455)
                              -------      -------      -------       ------
Net Increase (Decrease) in
 net assets resulting from
 operations................    (2,446)      (2,699)       1,344          174
                              -------      -------      -------       ------
From Unit Transactions:
 Contributions.............    15,819       22,862       13,820        7,215
 Withdrawals...............      (609)      (3,014)        (568)         (11)
 Net Transfers.............    (9,193)      (2,578)      (4,174)      (2,331)
                              -------      -------      -------       ------
Net Increase (Decrease)
 from unit transactions....     6,017       17,270        9,078        4,873
                              -------      -------      -------       ------
Net Increase (Decrease) in
 Net Assets................     3,571       14,571       10,422        5,047
Net Assets:
Beginning of Period/Year...    68,269       53,698        5,279          232
                              -------      -------      -------       ------
End of Period/Year.........   $71,840      $68,269      $15,701       $5,279
                              =======      =======      =======       ======

                                                              FIDELITY
                          --------------------------------------------------------------------------------
                                     VIP                       VIP II                     VIP II
                                EQUITY-INCOME                  CONTRA                 ASSET MANAGER
                                     FUND                       FUND                       FUND
                          -------------------------- -------------------------- --------------------------
                           FOR THE SIX    FOR THE     FOR THE SIX    FOR THE     FOR THE SIX    FOR THE
                          MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED
                          JUNE 30, 1997 DECEMBER 31, JUNE 30, 1997 DECEMBER 31, JUNE 30, 1997 DECEMBER 31,
                           (UNAUDITED)      1996      (UNAUDITED)      1996      (UNAUDITED)      1996
                          ------------- ------------ ------------- ------------ ------------- ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income..    $  6,204      $    41      $  2,878      $   (753)     $ 5,848      $   896
 Net realized gain
  (loss) on investments.       3,289       21,966         1,675        37,528        1,636        7,735
 Net unrealized
  appreciation
  (depreciation) of
  investments...........       2,632      (19,580)       10,985       (24,248)      (1,807)      (5,635)
                            --------      -------      --------      --------      -------      -------
Net Increase (Decrease)
 in net assets resulting
 from operations........      12,125        2,427        15,538        12,527        5,677        2,996
                            --------      -------      --------      --------      -------      -------
From Unit Transactions:
 Contributions..........      56,595       55,772        42,489        53,192       24,998       34,846
 Withdrawals............      (1,830)      (1,482)       (1,814)         (490)        (254)         (56)
 Net Transfers..........     (16,970)     (12,956)       12,858        34,973       (7,218)      (9,449)
                            --------      -------      --------      --------      -------      -------
Net Increase (Decrease)
 from unit transactions
 .......................      37,795       41,334        53,533        87,675       17,526       25,341
                            --------      -------      --------      --------      -------      -------
Net Increase (Decrease)
 in Net Assets                49,920       43,761        69,071       100,202       23,203       28,337
Net Assets:
Beginning of
 Period/Year............      52,489        8,728       110,676        10,474       46,777       18,440
                            --------      -------      --------      --------      -------      -------
End of Period/Year......    $102,409      $52,489      $179,747      $110,676      $69,980      $46,777
                            ========      =======      ========      ========      =======      =======

   The accompanying notes are an integral part of these financial statements.

                                      XII

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

  Separate Account No. 3 of The American Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on December 21, 1994 as a unit investment trust. On that date, the following American Life funds became available as investment options: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund (formerly the TCI Growth
Fund), and the Calvert Responsibly Invested Balanced Fund. The American Life funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Life Investment Fund ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Responsibly Invested Balanced Portfolio of Acacia Capital Corporation ("Calvert").

  On May 1, 1995, Fidelity Investments' Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 3 as investment options. The Fidelity Equity-Income Fund invests in the corresponding portfolio of Fidelity Variable Insurance Products Fund and the Contrafund and Asset Manager Funds invest in corresponding portfolios of Fidelity Variable Insurance Products Fund II (collectively, "Fidelity").

  Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

  The significant accounting policies of Separate Account No. 3 are as follows:

  Investment Valuation--Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective Funds and Portfolios.

  Investment Transactions--Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

  Federal Income Taxes--Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code of 1986. No provision for income taxes is required in the accompanying financial statements.

2. INVESTMENTS

  The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at June 30, 1997 are as follows:

                                                           NUMBER OF NET ASSET
                                                            SHARES     VALUE
                                                           --------- ---------
      Investment Company Funds:
       Money Market Fund..................................    1,719    $1.22
       All America Fund...................................  139,866     2.85
       Equity Index Fund..................................   63,243     1.92
       Bond Fund..........................................   15,602     1.42
       Short-Term Bond Fund...............................    1,841     1.06
       Mid-Term Bond Fund.................................    1,886     0.92
       Composite Fund.....................................  137,482     1.90
       Aggressive Equity Fund.............................   85,969     1.67

                                     XIII

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 3
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                             NUMBER OF NET ASSET
                                                              SHARES     VALUE
                                                             --------- ---------

      Scudder Portfolios:
       Bond Fund--Class "A".................................     727    $ 6.69
       Capital Growth Fund--Class "A".......................  13,131     18.93
       International Fund--Class "A"........................   6,533     14.76
      American Century VP Capital Appreciation Fund.........   7,645      9.66
      Calvert Responsibly Invested Fund.....................   9,281      1.96
      Fidelity Portfolios:
       Equity-Income Fund...................................   4,802     22.06
       Contrafund...........................................   9,527     17.93
       Asset Manager Fund...................................   4,380     16.60

3. EXPENSES

  Administrative Fees and Expenses and Cost of Insurance--In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for the American Century VP Capital Appreciation Fund for which the rate charged is .20% and each Fidelity fund for which the rate is
 .30%) from the value of the net assets of each fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted.
The cost of insurance charges, to compensate the Company for life insurance coverage provided under the policies, are deducted monthly and reflected as net transfers in the accompanying financial statements.

  Mortality and Expense Risk Fees--The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts a risk charge daily at an annual rate of .70% from the value of the net assets of each fund. An expense risk charge, deducted daily at an annual rate of .15% from the value of the net assets of each fund, compensates the Company for the risk that administrative expenses incurred are greater than estimated.

4. DIVIDENDS

  All dividend distributions are reinvested in additional shares of the respective Funds or Portfolios at net asset value. No dividend distributions have been declared and none have been paid by the Investment Company during the first six months of 1997. It is the Investment Company's practice to declare and pay dividends at the end of the year.

  On January 29, 1997, February 26, 1997 and April 28, 1997, dividends were paid by the Scudder Bond Portfolio. The combined amount of the dividends was $108.

  On January 29, 1997, February 26, 1997 and April 28, 1997, dividends were paid by the Scudder Capital Growth Portfolio. The combined amount of the dividends was $11,141.

  On February 26, 1997, a dividend was paid by the Scudder International Portfolio. The amount of the dividend was $1,533.

  On March 29, 1997, a dividend was paid by the American Century VP Capital Appreciation Fund. The amount of the dividend was $1,480.

  On February 7, 1997, a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $6,675.

  On February 7, 1997, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $3,702.

  On February 7, 1997, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $6,181.


                                      XIV

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 3
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
5. FINANCIAL HIGHLIGHTS

  Shown below are financial highlights for a Unit outstanding for the six months ended June 30, 1997 and each of the previous years ended December 31:

                                               INVESTMENT COMPANY
                                 -----------------------------------------------
                                  MONEY MARKET FUND       ALL AMERICA FUND
                                 ------------------- ---------------------------
                                 1997  1996  1995(a)  1997   1996  1995  1994(b)
                                 ----- ----- ------- ------ ------ ----- -------
Unit value, beginning of
 year/period...................  $1.87 $1.80  $1.77   $5.39  $4.52 $3.36  $3.32
                                 ===== =====  =====  ====== ====== =====  =====
Unit value, end of year/period.  $1.91 $1.87  $1.80   $6.27  $5.39 $4.52  $3.36
                                 ===== =====  =====  ====== ====== =====  =====
Units outstanding, end of
 year/period...................    990   442     25  59,903 39,912 9,813    107
                                 ===== =====  =====  ====== ====== =====  =====

                                                  INVESTMENT COMPANY
                                       -----------------------------------------
                                         EQUITY INDEX FUND        BOND FUND
                                       --------------------- -------------------
                                         1997   1996 1995(c)  1997  1996 1995(d)
                                       ------ ------ ------- ----- ----- -------
Unit value, beginning of year/period.   $1.72  $1.42 $  1.25 $2.75 $2.69 $  2.36
                                       ====== ====== ======= ===== ===== =======
Unit value, end of year/period.......   $2.06  $1.72 $  1.42 $2.81 $2.75 $  2.69
                                       ====== ====== ======= ===== ===== =======
Units outstanding, end of
 year/period.........................  58,085 26,794   4,449 5,701 3,239     507
                                       ====== ====== ======= ===== ===== =======

                                                   INVESTMENT COMPANY
                                         ---------------------------------------
                                           SHORT-TERM BOND
                                                FUND         MID-TERM BOND FUND
                                         ------------------- -------------------
                                          1997  1996 1995(a)  1997  1996 1995(a)
                                         ----- ----- ------- ----- ----- -------
Unit value, beginning of year/period.... $1.14 $1.10 $  1.08 $1.19 $1.16 $  1.11
                                         ===== ===== ======= ===== ===== =======
Unit value, end of year/period.......... $1.16 $1.14 $  1.10 $1.21 $1.19 $  1.16
                                         ===== ===== ======= ===== ===== =======
Units outstanding, end of year/period... 1,370   908     302   969   460      28
                                         ===== ===== ======= ===== ===== =======

                                             INVESTMENT COMPANY
                             --------------------------------------------------
                                COMPOSITE FUND        AGGRESSIVE EQUITY FUND
                             --------------------- ----------------------------
                               1997   1996 1995(c)   1997   1996   1995 1994(b)
                             ------ ------ ------- ------ ------ ------ -------
Unit value, beginning of
 year/period................  $3.75  $3.39  $3.14   $1.80  $1.43  $1.05  $1.03
                             ====== ======  =====  ====== ====== ======  =====
Unit value, end of
 year/period................  $4.00  $3.75  $3.39   $2.02  $1.80  $1.43  $1.05
                             ====== ======  =====  ====== ====== ======  =====
Units outstanding, end of
 year/period................ 51,476 27,055  2,688  74,779 46,985 12,411    174
                             ====== ======  =====  ====== ====== ======  =====

-------
(a) For the period August 25, 1995 (Commencement of Operations) to December 31, 1995.
(b) For the period December 21, 1994 (Commencement of Operations) to December 31, 1994.
(c) For the period February 23, 1995 (Commencement of Operations) to December 31, 1995.
(d) For the period March 3, 1995 (Commencement of Operations) to December 31, 1995.

                                      XV

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                  SCUDDER
                             --------------------------------------------------
                                   BOND FUND           CAPITAL GROWTH FUND
                             --------------------- ----------------------------
                              1997   1996  1995(a)  1997   1996   1995  1994(b)
                             ------ ------ ------- ------ ------ ------ -------
Unit value, beginning of
 year/period................ $11.48 $11.30 $10.68  $22.11 $18.64 $14.67 $14.50
                             ====== ====== ======  ====== ====== ====== ======
Unit value, end of
 year/period................ $11.76 $11.48 $11.30  $27.25 $22.11 $18.64 $14.67
                             ====== ====== ======  ====== ====== ====== ======
Units outstanding, end of
 year/period................    293    120     35   8,710  5,067  2,011    737
                             ====== ====== ======  ====== ====== ====== ======

                                                              SCUDDER
                                                    ----------------------------
                                                         INTERNATIONAL FUND
                                                    ----------------------------
                                                     1997   1996   1995  1994(b)
                                                    ------ ------ ------ -------
Unit value, beginning of year/period............... $13.43 $11.85 $10.80 $10.66
                                                    ====== ====== ====== ======
Unit value, end of year/period..................... $15.23 $13.43 $11.85 $10.80
                                                    ====== ====== ====== ======
Units outstanding, end of year/period..............  7,427  5,193    715     17
                                                    ====== ====== ====== ======

                                         AMERICAN CENTURY          CALVERT
                                       --------------------- -------------------
                                            VP CAPITAL         RESPONSIBILITY
                                         APPRECIATION FUND      INVESTED FUND
                                       --------------------- -------------------
                                        1997   1996  1995(d) 1997  1996  1995(a)
                                       ------ ------ ------- ----- ----- -------
Unit value, beginning of year/period.  $11.53 $12.18 $11.14  $2.23 $2.01  $1.89
                                       ====== ====== ======  ===== =====  =====
Unit value, end of year/period.......  $11.07 $11.53 $12.18  $2.45 $2.23  $2.01
                                       ====== ====== ======  ===== =====  =====
Units outstanding, end of
 year/period.........................   6,488  5,921  4,409  6,404 2,364    115
                                       ====== ====== ======  ===== =====  =====

                                                     FIDELITY
                                    -------------------------------------------
                                             VIP
                                        EQUITY-INCOME            VIP II
                                            FUND               CONTRA FUND
                                    --------------------- ---------------------
                                     1997   1996  1995(a)  1997   1996  1995(d)
                                    ------ ------ ------- ------ ------ -------
Unit value, beginning of
 year/period....................... $21.93 $19.43 $17.68  $16.59 $13.85 $12.41
                                    ====== ====== ======  ====== ====== ======
Unit value, end of year/period..... $25.38 $21.93 $19.43  $18.41 $16.59 $13.85
                                    ====== ====== ======  ====== ====== ======
Units outstanding, end of
 year/period.......................  4,035  2,393    449   9,763  6,672    756
                                    ====== ====== ======  ====== ====== ======

                                                                 FIDELITY
                                                           ---------------------
                                                                  VIP II
                                                               ASSET MANAGER
                                                                   FUND
                                                           ---------------------
                                                            1997   1996  1995(a)
                                                           ------ ------ -------
Unit value, beginning of year/period...................... $17.72 $15.66 $14.87
                                                           ====== ====== ======
Unit value, end of year/period............................ $19.60 $17.72 $15.66
                                                           ====== ====== ======
Units outstanding, end of year/period.....................  3,571  2,639  1,178
                                                           ====== ====== ======

-------
(a) For the period August 25, 1995 (Commencement of Operations) to December 31, 1995.
(b) For the period December 21, 1994 (Commencement of Operations) to December 31, 1994.
(c) For the period February 23, 1995 (Commencement of Operations) to December 31, 1995.
(d) For the period June 19, 1995 (Commencement of Operations) to December 31, 1995.

                                      XVI
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                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

           320 Park Avenue New York, New York 10022-6839 212-224-1700



            A subsidiary of Mutual of America Life Insurance Company
   Mutual of America Life Insurance Company is a Registered Broker-Dealer and distributes the variable products of The American Life Insurance Company of New
                                      York